SEGMENT INFORMATION (Tables)	9 Months Ended
Mar. 31, 2025
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Nine-month period ended March 31, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	51,695,022	139,560,430	66,334,929	257,590,381
Royalties	1,385,858	—	—	1,385,858
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,578,993	—	—	1,578,993
Total	54,659,873	139,560,430	66,334,929	260,555,232

Cost of sales	(35,533,975)	(87,700,053)	(30,851,393)	(154,085,421)
Gross profit per segment	19,125,898	51,860,377	35,483,536	106,469,811
% Gross margin	35%	37%	53%	41%

	Seed and
	integrated	Crop	Crop
Nine-month period ended March 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	61,996,719	173,971,462	103,708,696	339,676,877
Royalties	838,516	—	—	838,516
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	281,372	—	—	281,372
Total	63,116,607	173,971,462	103,708,696	340,796,765

Cost of sales	(42,331,794)	(110,242,995)	(49,089,265)	(201,664,054)
Gross profit per segment	20,784,813	63,728,467	54,619,431	139,132,711
% Gross margin	33%	37%	53%	41%

	Seed and
	integrated	Crop	Crop
Three-month period ended March 31, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	8,735,377	42,644,480	7,773,091	59,152,948
Royalties	443,102	—	—	443,102
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	990,940	—	—	990,940
Total	10,169,419	42,644,480	7,773,091	60,586,990

Cost of sales	(7,665,599)	(25,979,914)	(3,093,456)	(36,738,969)
Gross profit per segment	2,503,820	16,664,566	4,679,635	23,848,021
% Gross margin	25%	39%	60%	39%

	Seed and
	integrated	Crop	Crop
Three-month period ended March 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	8,219,261	46,941,996	28,688,329	83,849,586
Royalties	189,175	—	—	189,175
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(56,756)	—	—	(56,756)
Total	8,351,680	46,941,996	28,688,329	83,982,005

Cost of sales	(6,115,506)	(28,993,799)	(6,228,431)	(41,337,736)
Gross profit per segment	2,236,174	17,948,197	22,459,898	42,644,269
% Gross margin	27%	38%	78%	51%